Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net income attributable to Shares	$ 18,731	$ 13,962	$ 4,734	[1]
Weighted average number of Shares outstanding used in basic earnings per Share calculation	36,190	35,441	35,348	[1]
Add assumed exercise of outstanding dilutive potential Shares	557	523	28
Weighted average number of Shares outstanding used in diluted earnings per Share calculation	36,747	35,964	35,376	[1]
Basic income from continuing operations per Share	$ 0.52	$ 0.05	$ 0.02	[1]
Basic income from discontinued operations per Share		0.35	0.11	[1]
Basic net earnings	0.52	0.40	0.13	[1]
Diluted income from continuing operations per Share	0.51	0.05	0.02	[1]
Diluted income from discontinued operations per Share		0.34	0.11	[1]
Diluted net earnings	$ 0.51	$ 0.39	$ 0.13	[1]
Number of options excluded from the diluted earnings per share calculation due to their anti-dilutive effect			1,538

[1]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19